Non-current assets - property, plant and equipment - Summary of reconciliations of property, plant and equipment (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 490	$ 592
Additions	9	13
Disposals	(144)	(16)
Impairment of assets	(143)
Depreciation expense	(211)	(99)	$ (73)
Ending balance	1	490	592
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	384	435
Additions	7	7
Disposals	(56)	(6)
Impairment of assets	(143)
Depreciation expense	(192)	(52)	(30)
Ending balance		384	435
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	106	157
Additions	2	6
Disposals	(88)	(10)
Depreciation expense	(19)	(47)	(42)
Ending balance	$ 1	$ 106	$ 157